Gold and Silver Bullion and Stream Inventory - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gold and Silver Bullion and Stream Inventory
Cost of gold and silver bullion from royalties received in kind	$ 166.7	$ 34.7
Gross proceeds from sale of gold and silver	221.0	42.6
Gain on sale of gold and silver bullion	$ 54.3	$ 7.9